Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Inventory

	December 31,
	2021			2020
($000s)	Cost	Reserves	Net	Cost	Reserves	Net
Raw materials	$562	$—	$562	$460	$(114)	$346
Work in progress	107	—	107	25	—	25
Finished goods	570	(5)	565	588	(100)	488

Total Inventory	$1,239	$(5)	$1,234	$1,073	$(214)	$859